Other Liabilities	6 Months Ended
Jun. 30, 2019
Disclosure Of Other Liabilities [Abstract]
Other Liabilities	18. OTHER LIABILITIES
As at	June 30, 2019	January 1, 2019 (1)
Employee Long-Term Incentives	43	41
Pension and Other Post-Employment Benefit Plan	82	75
Other	36	39
	161	155
(1)	See Note 3.